GOVERNMENT MONEY MARKET FUND
BISHOP STREET GOVERNMENT MONEY MARKET FUND
■■■ INVESTMENT OBJECTIVE
The investment objective of the Fund is to preserve principal and maintain liquidity while providing current income.
■■■ FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GOVERNMENT MONEY MARKET FUND (USD $)	CLASS I SHARES	CLASS A SHARES
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GOVERNMENT MONEY MARKET FUND		CLASS I SHARES	CLASS A SHARES
Management Fees		0.30%	0.30%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.65%	0.65%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		0.99%	1.24%
Fee Waivers and/or Expense Reimbursements	[2]	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.54%	0.79%
[1]	Acquired fund fees and expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds (Acquired Funds) and are not included in the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses of the Fund.
[2]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for Class I Shares and Class A Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.50% and 0.75%, respectively, of the Fund's average daily net assets through April 30, 2013. This agreement may be terminated by the Board of Trustees (Board) of Bishop Street Funds (Trust), for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.50% and 0.75% for the Class I Shares and Class A Shares, respectively, to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that, except for the first year, the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS I SHARES	55	270	503	1,172
CLASS A SHARES	81	350	639	1,463

■■■ PRINCIPAL INVESTMENT STRATEGIES
The Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that Fischer Francis Trees & Watts, Inc. (Sub-Adviser) determines are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations and obligations issued or guaranteed as to principal or interest by agencies or instrumentalities of the U.S. government, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Fund will seek, to the extent practicable, to limit its investments in agency securities to those securities the interest on which is exempt from state income taxes.

Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict U.S. Securities and Exchange Commission rules about credit quality, maturity and diversification of its investments.
■■■ PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Although the Fund seeks to maintain a constant price per share of $1.00, there is no guarantee that the Fund will achieve this goal. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Fixed Income Risk
  An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.
  Management Risk
  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  U.S. Government Securities Risk
  Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

■■■ PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter Worst Quarter 1.23% 0.00 (12/31/06) (12/31/11)
The following table compares the Fund’s Class I Shares and Class A Shares average annual total returns to those of the iMoneyNet, Inc. First Tier Institutions-Only Average.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years
CLASS I SHARES	none	1.40%	1.74%
CLASS A SHARES	none	1.30%	1.56%
iMoneyNet, Inc. First Tier Institutions-Only Average Return	0.04%	1.61%	1.91%

For information concerning the Fund’s 7-Day Yield, please call 1-800-262-9565.